<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     9/30/2012

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		October 16, 2012

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN RESIDENTIAL PPTYS 144 COM              02927E105     2035   101750 SH       SOLE                   101750
ASBURY AUTOMOTIVE GP COM       COM              043436104     1956    70000 SH       SOLE                    70000
ASCENT CAPITAL GROUP           COM              043632108     4861    90000 SH       SOLE                    90000
AUDIENCE INC COM               COM              05070J102      155    25000 SH       SOLE                    25000
CABELA'S INC - CL A            COM              126804301     4101    75000 SH       SOLE                    75000
CARMAX INC                     COM              143130102     1839    65000 SH       SOLE                    65000
DEXCOM INC COM                 COM              252131107     2104   140000 SH       SOLE                   140000
DISCOVERY COMMUN NEW COM SER C COM              25470F302     2101    37500 SH       SOLE                    37500
DISCOVERY COMMUNICATIONS SER A COM              25470F104     2235    37500 SH       SOLE                    37500
FACEBOOK INC CL A              COM              30303M102      379    17500 SH       SOLE                    17500
FOSSIL INC                     COM              349882100      423     5000 SH       SOLE                     5000
GNC HLDGS INC COM CL A         COM              36191G107     2372    60855 SH       SOLE                    60855
HEARTLAND PAYMENT SYSTEMS INC  COM              42235N108      792    25000 SH       SOLE                    25000
HEELYS INC                     COM              42279M107      549   300000 SH       SOLE                   300000
HERTZ GLOBAL HLDS              COM              42805T105     1854   135000 SH       SOLE                   135000
HMS HOLDINGS                   COM              40425J101     1169    35000 SH       SOLE                    35000
HORIZON TECHNOLOGY FIN COM     COM              44045A102     1374    85000 SH       SOLE                    85000
IMPAX LABORATORIES             COM              45256B101     1558    60000 SH       SOLE                    60000
INDIA FD INC COM               COM              454089103      969    41713 SH       SOLE                    41713
INTERVAL LEISURE GROUP COM     COM              46113M108     4725   250000 SH       SOLE                   250000
IPC THE HOSPITALIST CO COM     COM              44984A105     1828    40000 SH       SOLE                    40000
LIVEPERSON INC COM             COM              538146101      905    50000 SH       SOLE                    50000
MATTRESS FIRM HLDG COR COM     COM              57722W106     1407    50000 SH       SOLE                    50000
MAXYGEN                        COM              577776107      924   350000 SH       SOLE                   350000
NETGEAR INC                    COM              64111Q104     1144    30000 SH       SOLE                    30000
O2MICRO INTERNATIONAL          COM              67107W100     1122   300000 SH       SOLE                   300000
PENN NATL GAMING               COM              707569109     2803    65000 SH       SOLE                    65000
QUALCOMM                       COM              747525103     2499    40000 SH       SOLE                    40000
RENT -A- CENTER                COM              76009N100     1051    30000 SH       SOLE                    30000
ROI ACQUISITION CORP UNIT 1 00 COM              74966A203     1005   100000 SH       SOLE                   100000
ROYCE VALUE TR INC COM         COM              780910105     1307   100000 SH       SOLE                   100000
SALLY BEAUTY HLDGS INC COM     COM              79546E104      502    20000 SH       SOLE                    20000
SBA COMMUNICATIONS CORP-CL A   COM              78388J106     2516    40000 SH       SOLE                    40000
SOLAR SR CAP LTD COM           COM              83416M105     1621    90500 SH       SOLE                    90500
SWISHER HYGIENE INC            COM              870808102      139   100000 SH       SOLE                   100000
SYNERGETICS USA INC COM        COM              87160G107      889   180000 SH       SOLE                   180000
TEAVANA HLDGS INC COM          COM              87819P102     1043    80000 SH       SOLE                    80000
TEXAS ROADHOUSE INC            COM              882681109      769    45000 SH       SOLE                    45000
TILE SHOP HLDGS COM            COM              88677Q109      935    65000 SH       SOLE                    65000
TREE COM INC COM               COM              894675107     1567   100000 SH       SOLE                   100000
VALUEVISION INTL INC-CL A      COM              92047K107      963   410000 SH       SOLE                   410000
VITAL LIVING. INC. RSTD        COM                               1  4715281 SH       SOLE                  4715281
WET SEAL CL A                  COM              961840105      850   270000 SH       SOLE                   270000
ZAGG INCORPORATED COM          COM              98884U108      171    20000 SH       SOLE                    20000